ACQUISITION - Pro Forma Adjustments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
ACQUISITION
Pro forma net revenues	¥ 551,101	¥ 673,941	¥ 629,862
Pro forma net income/(loss)	¥ (60,143)	¥ (94,767)	¥ 44,947